UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-7662
U.S. Global Accolade Funds

7900 Callaghan Road
San Antonio, TX 78229
(Address of principal executive offices) (Zip code)

Susan B. McGee, Esq.
7900 Callaghan Road
San Antonio, TX 78229
(Name and address of agent for service)

Registrant’s telephone number, including area code: 210-308-1234

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments

HOLMES GROWTH FUND
Portfolio of Investments (unaudited)				January 31, 2006

COMMON STOCKS AND WARRANTS 96.62%			Shares	Value

Advertising 1.55%
Focus Media Holding Ltd., ADR			10,000	$545,900	*
ValueClick, Inc.			30,000	564,600	*
				1,110,500

Auto Parts & Equipment 0.80%
Keystone Automotive Industries, Inc.			15,000	570,600	*

Building Materials 0.79%
Florida Rock Industries, Inc.			10,500	567,630

Communications 3.83%
NICE Systems Ltd., Sponsored ADR			10,000	527,300	*
NII Holdings, Inc.			15,000	741,900	*
Syniverse Holdings, Inc.			30,000	720,300	*
ViaSat, Inc.			30,000	756,000	*
				2,745,500

Computer Software & Hardware 6.37%
Adobe Systems, Inc.			20,000	794,400
Electronics for Imaging, Inc.			20,000	553,000	*
Fun Technologies plc			160,000	1,011,949	*
M-Systems Flash Disk Pioneers Ltd.			17,500	507,150	*
Red Hat, Inc.			20,000	579,000	*
Sigma Designs, Inc.			40,000	654,400	*
Wind River Systems, Inc.			35,000	468,300	*
				4,568,199

Consulting Services 0.76%
FTI Consulting, Inc.			20,000	541,000	*

Distribution/Wholesale 2.42%
Brightpoint, Inc.			45,000	1,016,550	*
WESCO International, Inc.			15,000	718,950	*
				1,735,500

Diversified Operations 1.83%
McDermott International, Inc.			15,000	780,000	*
The Shaw Group, Inc.			15,000	534,300	*
				1,314,300

Electronics & Components 4.18%
AVX Corp.			30,000	498,600
Intersil Corp.			20,000	581,200
Lamson & Sessions Co.			25,000	762,750	*
Plexus Corp.			25,000	707,750	*
Supertex, Inc.			15,000	449,850	*
				3,000,150

Engineering & Construction 0.93%
Jacobs Engineering Group, Inc.			8,000	666,960	*

Financial Services 7.20%
Affiliated Managers Group, Inc.			7,500	696,000	*
Digital Insight Corp.			30,000	1,076,100	*
Dundee Wealth Management, Inc.			78,000	737,663
Federated Investors, Inc. Class B			15,000	579,150
GMP Capital Trust			45,000	825,977
Greenhill & Co., Inc.			7,500	428,850
Jovian Capital Corp.			700,000	550,651	*
National Financial Partners Corp.			5,000	267,550
				5,161,941

Gold Mining 0.58%
Goldcorp, Inc., Warrants (August 2008), Class B			100,000	415,173	*

Healthcare Products, Equipment & Services 2.49%
Aetna, Inc.			7,500	726,000
American Retirement Corp.			6,900	187,887	*
HealthExtras, Inc.			17,500	575,750	*
Radiation Therapy Services, Inc.			10,000	299,000	*
				1,788,637

Human Resources 1.59%
Kenexa Corp.			20,000	481,000	*
The Ultimate Software Group, Inc.			30,000	655,500	*
				1,136,500

Index Fund 0.59%
iShares MSCI Japan Index Fund			30,000	420,600

Insurance 3.27%
Aon Corp.			15,000	513,300
ProAssurance Corp.			10,000	511,900	*
Selective Insurance Group, Inc.			6,000	348,000
Tower Group, Inc.			25,000	480,250
W. R. Berkley Corp.			10,000	494,000
				2,347,450

Internet System 1.98%
Blue Coat Systems, Inc.			15,000	614,850	*
WebSideStory, Inc.			40,000	806,000	*
				1,420,850

Machinery 0.89%
Applied Industrial Technologies, Inc.			15,000	637,500

Manufacturing 3.88%
BorgWarner, Inc.			10,000	551,300
Dover Corp.			10,000	459,300
Lennox International, Inc.			20,000	639,000
The Westaim Corp.			90,000	495,586	*
Thor Industries, Inc.			15,000	639,750
				2,784,936

Media 0.87%
Grupo Televisa S.A., Sponsored ADR			7,500	626,625

Medical - Wholesale Drug Distribution 0.76%
AmerisourceBergen Corp.			12,500	545,500

Medical Information Systems 1.48%
Merge Technologies, Inc.			15,000	396,000	*
Quality Systems, Inc.			7,500	663,750
				1,059,750

Medical Products 6.22%
Abaxis, Inc.			25,000	498,000	*
Alkermes, Inc.			40,000	973,600	*
Aspect Medical Systems, Inc.			15,000	542,550	*
PSS World Medical, Inc.			30,000	532,500	*
ResMed, Inc.			15,000	591,600	*
Syneron Medical Ltd.			22,000	612,040	*
Viasys Healthcare, Inc.			25,000	708,000	*
				4,458,290

Metal & Mineral Mining 3.72%
Dynatec Corp.			400,000	527,926	*
First Quantum Minerals Ltd.			15,000	570,973
Northern Orion Resources, Inc.			240,000	962,853	*
Silver Wheaton Corp.			65,000	503,933	*
Silver Wheaton Corp., Warrants (December 2010)			32,500	103,684	*
				2,669,369

Multimedia 1.74%
Tom Online, Inc., ADR			25,000	595,750	*
Trident Microsystems, Inc.			25,000	653,000	*
				1,248,750

Networking Products 0.73%
Foundry Networks, Inc.			35,000	526,050	*

Oil & Gas - Integrated 0.84%
Suncor Energy, Inc.			7,500	600,900

Oil & Gas Drilling 3.30%
Ensign Energy Services, Inc.			13,500	566,502
Pride International, Inc.			20,000	706,200	*
Transocean, Inc.			13,500	1,095,525	*
				2,368,227

Oil & Gas Extraction & Services 5.41%
Arena Resources, Inc.			17,500	599,025	*
Cal Dive International, Inc.			15,000	629,700	*
Edge Petroleum Corp.			22,500	746,325	*
Parallel Petroleum Corp.			30,000	633,900	*
Tidewater, Inc.			10,000	584,200
Ultra Petroleum Corp.			10,000	687,900	*
				3,881,050

Oil & Gas Field Machinery 0.86%
Hydril			7,500	617,625	*

Oil & Gas Refining & Marketing 0.87%
Valero Energy Corp.			10,000	624,300

Pharmaceuticals 3.01%
Barr Pharmaceuticals, Inc.			5,000	327,900	*
Endo Pharmaceuticals Holdings, Inc.			20,000	574,000	*
Gilead Sciences, Inc.			10,000	608,700	*
United Therapeutics Corp.			10,000	646,700	*
				2,157,300

Recreational Centers 0.81%
Life Time Fitness, Inc.			15,000	578,850	*

Recycling 0.87%
Aleris International, Inc.			15,000	624,300	*

Research & Development 0.52%
Kendle International, Inc.			15,000	374,550	*

Retail 6.89%
AnnTaylor Stores Corp.			20,000	666,400	*
Chico's FAS, Inc.			12,500	544,500	*
Circuit City Stores, Inc.			20,000	504,200
Citi Trends, Inc.			15,000	690,000	*
Claire's Stores, Inc.			17,500	554,050
First Cash Financial Services, Inc.			17,500	610,750	*
Netflix, Inc.			20,000	551,000	*
Pantry, Inc.			15,000	821,100	*
				4,942,000

Semiconductors 6.10%
Advanced Micro Devices, Inc.			12,000	502,320	*
Entegris, Inc.			30,000	315,000	*
Microchip Technology, Inc.			15,000	562,650
Microsemi Corp.			10,000	304,400	*
Photon Dynamics, Inc.			25,000	547,750	*
Standard Microsystems Corp.			15,000	516,600	*
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR			50,000	540,000
Varian Semiconductor Equipment Associates, Inc.			10,000	495,300	*
Zoran Corp.			30,000	588,300	*
				4,372,320

Transportation 4.09%
Celadon Group, Inc.			20,000	620,000	*
Forward Air Corp.			20,000	780,000
Genesee & Wyoming, Inc., Class A			25,000	975,000	*
Kirby Corp.			10,000	561,300	*
				2,936,300

Utilities 1.60%
CPFL Energia S.A., ADR			15,000	642,750
TXU Corp.			10,000	506,400
				1,149,150

Total Common Stocks and Warrants				69,295,132
(cost $58,831,453)

			Principal
REPURCHASE AGREEMENT 8.49%			Amount

Joint Tri-Party Repurchase Agreement, Credit Suisse First Boston,
01/31/06, 4.39%, due 02/01/06, repurchase price $6,089,172, collateralized by
U.S. Treasury securities held in a joint tri-party repurchase account
(cost $6,088,430)			$6,088,430	6,088,430

Total Investments 105.11%				75,383,562
(cost $64,919,883)
Other assets and liabilities, net (5.11)%				(3,665,786)

NET ASSETS 100%				$71,717,776

See accompanying notes to portfolios of investments.

MEGATRENDS FUND
Portfolio of Investments (unaudited)				January 31, 2006

COMMON STOCKS 88.23%			Shares	Value

Aircraft & Defense 2.47%
Northrop Grumman Corp.			7,000	$434,910

Automobile 2.29%
Toyota Motor Corp., Sponsored ADR			3,900	404,469

Beverages 2.42%
The Coca-Cola Co.			10,300	426,214

Chemicals 1.47%
Air Products & Chemicals, Inc.			4,200	259,098

Computer Software & Hardware 8.08%
CACI International, Inc., Class A			5,200	296,920	*
Electronic Arts, Inc.			8,700	474,846	*
Microsoft Corp.			23,200	653,080
				1,424,846

E-Commerce 3.66%
Amazon.com, Inc.			7,000	313,740	*
eBay, Inc.			7,700	331,870	*
				645,610

Electronics & Components 1.45%
Intel Corp.			12,000	255,240

Energy 3.08%
FPL Group, Inc.			13,000	543,270

Financial Services 11.14%
American Express Co.			9,000	472,050
Citigroup, Inc.			6,900	321,402
UBS AG			4,900	533,120
Wells Fargo & Co.			10,200	636,072
				1,962,644

Healthcare 2.02%
UnitedHealth Group, Inc.			6,000	356,520

Holding Company 3.91%
Berkshire Hathaway, Inc., Class B			235	689,020	*

Insurance 1.23%
American International Group, Inc.			3,300	216,018

Internet Systems 3.22%
Google, Inc., Class A			700	302,862	*
Yahoo! Inc.			7,700	264,418	*
				567,280

Manufacturing 5.51%
General Electric Co.			11,000	360,250
The Procter & Gamble Co.			10,300	610,069
				970,319

Medical Information Systems 1.28%
Cerner Corp.			5,000	225,000	*

Metal Mining 2.28%
Newmont Mining Corp.			6,500	401,700

Oil & Gas - Integrated 3.86%
Chevron Corp.			6,000	356,280
ConocoPhillips			5,000	323,500
				679,780

Oil & Gas Drilling 5.57%
Nabors Industries, Inc.			5,600	455,000	*
Transocean, Inc.			6,500	527,475	*
				982,475

Oil & Gas Extraction & Services 5.88%
Halliburton Co.			3,400	270,470
Schlumberger Ltd.			4,000	509,800
XTO Energy, Inc.			5,200	255,216
				1,035,486

Pharmaceuticals 10.35%
Allergan, Inc.			3,000	349,200
Eli Lilly & Co.			6,000	339,720
Genentech, Inc.			3,300	283,536	*
Novartis AG, ADR			9,500	524,020
Teva Pharmaceutical Industries Ltd., Sponsored ADR			7,700	328,251
				1,824,727

Printing & Publishing 1.88%
Washington Post Co., Class B			435	331,896

Retail 1.76%
CVS Corp.			11,200	310,912

Transportation 1.79%
United Parcel Service, Inc., Class B			4,200	314,622

Utilities 1.63%
Exelon Corp.			5,000	287,100

Total Common Stocks				15,549,156
(cost $13,183,592)

UNITED STATES
GOVERNMENT	Coupon	Maturity	Principal
OBLIGATION 1.95%	Rate	Date	Amount

United States Treasury Strip: 1.95%
United States Treasury Strip:
(cost $338,307)	2.86%	11/15/28	$1,000,000	343,836

Total Securities				15,892,992

REPURCHASE AGREEMENT 10.11%

Joint Tri-Party Repurchase Agreement, Credit Suisse First Boston,
01/31/06, 4.39%, due 02/01/06, repurchase price $1,782,613, collateralized by
U.S. Treasury securities held in a joint tri-party repurchase account
(cost $1,782,396)			1,782,396	1,782,396

Total Investments 100.29%				17,675,388
(cost $15,304,295)
Other assets and liabilities, net (0.29)%				(50,906)

NET ASSETS 100%				$17,624,482

See accompanying notes to portfolios of investments.

EASTERN EUROPEAN FUND
Portfolio of Investments (unaudited)				January 31, 2006

COMMON STOCKS 91.78%			Shares	Value

Automobile 1.54%
Dogus Otomotiv Servis ve Ticaret a.s			3,437,680	$22,329,341

Closed End Funds 0.91%
SIF 1 Banat-Crisana Arad			3,622,500	3,237,853
SIF 2 Moldova Bacau			3,888,500	3,436,410
SIF 3 Transilvania Brasov			4,053,500	3,228,090
SIF 5 Oltenia Craiova			3,275,000	3,301,411
				13,203,764

Communications 14.47%
Mobile TeleSystems			3,651,764	24,466,819	*
Mobile TeleSystems, Sponsored ADR			1,698,879	63,673,985
Telekomunikacja Polska S.A.			3,240,190	23,812,799
Telekomunikacja Polska S.A., GDR			5,671,083	41,966,014
VimpelCom, Sponsored ADR			1,189,535	55,670,238	*
				209,589,855

Distribution/Wholesale 0.98%
Central European Distribution Corp.			367,556	14,136,204	*

Diversified Operations 7.72%
Haci Omer Sabanci Holding a.s.			14,518,236	111,847,437

Electric Services & Utilities 4.89%
CEZ a.s.			2,029,771	70,838,930

Financial Services 23.07%
Akbank T.A.S.			3,804,419	33,044,425
Bank Pekao S.A.			407,323	22,742,806
Komercni Banka a.s.			205,355	30,150,875
Komercni Banka a.s., Sponsored GDR			107,413	5,370,650
OTP Bank Rt.			2,179,314	75,261,278
OTP Bank Rt., GDR			223,782	15,440,958
Turkiye Garanti Bankasi a.s.			14,334,043	66,040,530	*
Turkiye Is Bankasi, Class C			7,263,168	65,829,317
Turkiye Vakiflar Bankasi T.A.O.			3,290,560	20,379,601	*
				334,260,440

Gold Mining 1.21%
Polyus Gold Co.			508,073	17,528,518	*

Insurance 2.92%
Aksigorta a.s.			4,441,747	42,270,402

Metal Mining 3.14%
JSC MMC Norilsk Nickel, ADR			508,073	45,472,534

Oil & Gas - Integrated 12.75%
LUKOIL, Sponsored ADR			1,890,438	144,618,507
MOL Magyar Olaj-es Gazipari Rt.			261,780	27,247,677
Petrol Ofisi a.s.			3,022,650	12,898,771	*
				184,764,955

Oil & Gas Extraction 15.67%
First Calgary Petroleums Ltd.			1,615,613	14,192,346	*
NovaTek OAO Sponsored GDR			2,242,330	65,005,147
NovaTek OAO Sponsored GDR, 144A			242,700	7,035,873
Novy Neft Ltd.			238,603	11,520,469	*	+
Novy Neft II Ltd.			139,513	4,643,690	*	+
Rengaz Holdings Ltd.			671,438	21,385,300	*
Rengaz Holdings Ltd., Series 2			298,564	6,702,762	*
Polski Koncern Naftowy Orlen S.A.			2,245,622	45,581,154
Surgutneftegaz, Sponsored ADR			742,602	51,016,757
				227,083,498

Printing & Publishing 1.46%
Hurriyet Gazetecilik ve Matbaacilik a.s.			5,083,179	21,115,925

Steel 1.05%
Evraz Group S.A., GDR			744,500	15,262,250

Total Common Stocks				1,329,704,053
(cost $960,224,307)

PREFERRED STOCKS 3.73%

Oil & Gas Extraction 1.00%
Surgutneftegaz, Preferred Stock			12,235,431	13,091,911
Surgutneftegaz, Preferred Stock, Sponsored ADR			12,906	1,380,942
				14,472,853

Pipelines 2.73%
Transneft, Preferred Stock			16,075	39,544,500

Total Preferred Stocks				54,017,353
(cost $26,241,666)

Total Securities				1,383,721,406

			Principal
REPURCHASE AGREEMENT 4.97%			Amount

Joint Tri-Party Repurchase Agreement, Credit Suisse First Boston,
01/31/06, 4.39%, due 02/01/06, repurchase price $71,954,995, collateralized by
U.S. Treasury securities held in a joint tri-party repurchase account
(cost $71,946,222)			$71,946,222	71,946,222

Total Investments 100.48%				1,455,667,628
(cost $1,058,412,195)
Other assets and liabilities, net (0.48)%				(6,948,500)

NET ASSETS 100%				$1,448,719,128

See accompanying notes to portfolios of investments.

GLOBAL EMERGING MARKETS FUND
Portfolio of Investments (unaudited)				January 31, 2006

COMMON STOCKS 86.52%			Shares	Value

Automobile 0.99%
Hyundai Motor Co.			2,800	$254,368

Communications 6.07%
Empresa Nacional de Telecomunicaciones S.A.			23,466	231,785
Investcom LLC, GDR			12,885	226,905	*
Mobile TeleSystems			24,250	162,475	*
Mobile TeleSystems, Sponsored ADR			6,869	257,450
Telekomunikacja Polska S.A.			36,904	271,215
Telkom South Africa Ltd.			16,504	403,978
				1,553,808

Computers 0.83%
Wistron Corp.			160,000	212,626	*

Construction 5.11%
Baoye Group Co., Ltd., Class H			218,000	261,361
Corporation GEO, S.A. de C.V., Series B			63,471	218,469	*
Naim Cendera Holdings Berhad			219,700	169,293
SARE Holding, S.A. de C.V., Class B			258,245	321,434	*
Urbi Desarrollos Urbanos, S.A. de C.V.			45,795	337,399	*
				1,307,956

Distribution/Wholesale 1.52%
Central European Distribution Corp.			4,850	186,531	*
Lotte Shopping Co., Ltd., GDR			9,848	203,558	*
				390,089

Diversified Operations 2.60%
Haci Omer Sabanci Holding a.s.			86,266	664,587

Electric Services & Utilities 2.54%
CEZ a.s.			18,656	651,094

Electronics & Components 14.94%
A-DATA Technology Co., Ltd.			118,938	405,373
Hon Hai Precision Industry Co., Ltd.			106,746	717,626
KH Vatec Co., Ltd.			9,902	314,637
Samsung Electronics Co., Ltd.			2,506	1,931,970
Siliconware Precision Industries Co.			324,000	455,389
				3,824,995

Financial Services 21.44%
ABSA Group Ltd.			27,036	496,998
Bank Hapoalim B.M.			79,871	366,484
Cathay Financial Holding Co., Ltd.			225,000	418,608
China Construction Bank, Class H			861,000	338,535	*
Commerce Asset-Holding Berhad			161,400	238,840
FirstRand Ltd.			134,531	427,647
Industrial Bank of Korea			44,500	795,082
Kookmin Bank			3,100	247,388	*
OTP Bank Rt.			5,708	197,122
Siam Commercial Bank plc			176,743	265,762
SinoPac Financial Holdings Co., Ltd.			827,000	430,554
Turkiye Garanti Bankasi a.s.			147,377	679,003	*
Turkiye Vakiflar Bankasi T.A.O.			34,613	214,371	*
Unibanco, Units			22,039	371,304
				5,487,698

Metal & Mineral Mining 3.84%
European Minerals Corp.			279,494	327,351	*
Grupo Mexico S.A. de CV, Series B			146,136	409,960
Impala Platinum Holdings Ltd.			1,419	244,768
				982,079

Oil & Gas - Integrated 13.68%
China Petroleum & Chemical Corp., Class H			265,000	161,417
PetroChina Co., Ltd.			226,000	219,966
Petroleo Brasileiro S.A., ADR			12,843	1,107,067
Sasol Ltd.			9,468	387,293
Sasol Ltd., Sponsored ADR			8,105	329,873
SK Corp.			10,627	658,742
TNK-BP			197,566	636,162	*
				3,500,520

Oil & Gas Extraction 4.58%
Dragon Oil plc			56,876	230,020	*
First Calgary Petroleums Ltd.			22,410	196,870	*
Novy Neft Ltd.			15,420	744,524	*	+
				1,171,414

Pipelines 1.40%
China Gas Holdings Ltd.			1,822,000	357,020	*

Semiconductors 1.58%
Taiwan Semiconductor Manufacturing Co., Ltd.			122,999	244,221
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR			14,774	159,559
				403,780

Steel 2.78%
Eregli Demir ve Celik Fabrikalari T.A.S.			30,180	209,710
Evraz Group S.A., GDR			24,524	502,742
				712,452

Sugar 0.87%
Balrampur Chini Mills Ltd.			44,753	152,976
Balrampur Chini Mills Ltd., GDR			20,000	68,365	*
				221,341
Transportation 1.75%
All America Latina Logistica			8,272	448,544

Total Common Stocks				22,144,371
(cost $17,791,182)

PREFERRED STOCK 3.68%

Diversified Operations 3.68%
Bradespar S.A., Preferred Stock			27,811	942,127
(cost $645,135)

EQUITY-LINKED SECURITIES 6.67%

Automobile 1.65%
Tata Motors Ltd., (June 2006)			26,177	422,273

Computer Software & Hardware 1.65%
Mastek Ltd., (October 2006)			28,756	421,922

Financial Services 0.75%
ICICI Bank Ltd., (December 2007)			13,865	192,114

Investment Trust 1.19%
Morgan Stanley Growth Fund, (February 2010)			379,619	305,214	*

Motorcycles 1.43%
Hero Honda Motors Ltd., (October 2006)			18,835	367,190

Total Equity-Linked Securities				1,708,713
(cost $1,335,563)

Total Securities				24,795,211

			Principal
REPURCHASE AGREEMENT 6.37%			Amount

Joint Tri-Party Repurchase Agreement, Credit Suisse First Boston,
01/31/06, 4.39%, due 02/01/06, repurchase price $1,631,361, collateralized by
U.S. Treasury securities held in a joint tri-party repurchase account
(cost $1,631,162)			$1,631,162	1,631,162

Total Investments 103.24%				26,426,373
(cost $21,403,042)
Other assets and liabilities, net (3.24)%				(830,570)

NET ASSETS 100%				$25,595,803

See accompanying notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited) January 31, 2006

Legend
* Non-income producing security
+ Affiliated company (see following)
ADR American Depositary Receipt
GDR Global Depositary Receipt

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

Fair valued securities, as a percentage of net assets at January 31, 2006, were 0.58% of Eastern European and 6.94% of Global Emerging Markets.

Joint Tri-Party Repurchase Agreement

The funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold as collateral, underlying securities with a value exceeding the principal amount of the repurchase obligation. The funds use joint tri-party repurchase agreements with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

The terms of the joint tri-party repurchase agreement and the securities held as collateral at January 31, 2006 were:

Credit Suisse First Boston repurchase agreement, 01/31/06, 4.39%, due 02/01/06:
Total principal amount: $370,005,664; Total repurchase value: $370,050,784
Collateral:
$ 96,715,000 U.S. Treasury Note, 3.00%, 02/15/09
$187,528,000 U.S. Treasury Note, 3.62%, 01/15/10
$ 79,750,000 U.S. Treasury Note, 3.50%, 01/15/11
$ 4,100,000 U.S. Treasury Note, 0.00%, 01/15/16
   (total collateral market value, including accrued interest, of $377,415,277)

Other mutual funds managed by U.S. Global Investors, Inc. participate in the joint tri-party repurchase agreement. Each owns an undivided interest in the account.

Affiliated Companies - Indicated in Portfolio of Investments as “+”

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities or which may otherwise have a relationship with the Adviser or sub-advisor. The following is a summary of transactions with each affiliated company during the quarter ended January 31, 2006.

	Shares of Affiliated Companies
	October 31, 2005	Additions	Reductions	January 31, 2006
Eastern European Fund
Novy Neft Ltd.	247,783	-	(9,180)	238,603
Novy Neft II Ltd.	139,513	-	-	139,513

At January 31, 2006, the value of investments in affiliated companies was $16,164,159, representing 1.12% of net assets, and the total cost was $4,710,028. Net realized gains on transactions were $255,540, and there was no income earned for the period. In addition, the fund's subadviser rebated to the fund $8,725 related to fees received they had received from the above affiliates during the period.

	Shares of Affiliated Companies
	October 31, 2005	Additions	Reductions	January 31, 2006
Global Emerging Markets Fund
Novy Neft Ltd.	15,420	-	-	15,420

At January 31, 2006, the value of investments in affiliated companies was $744,524, representing 2.91% of net assets, and the total cost was $484,571. There was no realized gains/loss on transactions, and there was no income earned for the period. The fund's subadviser rebated to the fund $0 related to fees they had received from the above affiliate during the period.

Portfolio Tax Information

The following table presents the income tax basis of the securities owned at January 31, 2006, and the tax basis components of net unrealized appreciation or depreciation:

	Aggregate	Gross	Gross
	Tax	Unrealized	Unrealized	Net Unrealized
Fund	Cost	Appreciation	(Depreciation)	Appreciation

Holmes Growth	$64,919,883	$11,143,641	$(679,962)	$10,463,679
MegaTrends	15,304,295	2,461,347	(90,254)	2,371,093
Eastern European	1,058,412,195	410,960,826	(13,705,393)	397,255,433
Global Emerging Markets	21,403,042	5,380,461	(357,130)	5,023,331

Item 2. Controls and Procedures

1.
The registrant’s president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There was no change in the registrant's internal control over financial reporting that occurred in the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. Global Accolade Funds

By: /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date: March 31, 2006

By: /s/Catherine A. Rademacher
Catherine A. Rademacher
Treasurer

Date: March 31, 2006